THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 59.4%
	Face Amount	Value
Azerbaijan — 0.5%
Southern Gas Corridor CJSC
6.88%, 03/24/26	$1,627,000	$1,617,209

Bahrain — 0.2%
AUB Sukuk MTN
2.62%, 09/09/26	310,000	280,014
Gulf International Bank BSC MTN
2.38%, 09/23/25	322,000	298,655

		578,669

Brazil — 3.4%
Banco BTG Pactual
2.75%, 01/11/26	622,000	568,606
Banco do Brasil
3.25%, 09/30/26 (A)	1,500,000	1,377,158
Banco Votorantim MTN
4.38%, 07/29/25	637,000	611,529
Braskem Netherlands Finance BV
8.50%, H15T5Y + 8.220%, 01/23/81 (B)	660,000	650,017
Centrais Eletricas Brasileiras
3.63%, 02/04/25	311,000	296,391
4.63%, 02/04/30	671,000	580,648
CSN Resources
7.63%, 04/17/26	229,000	229,071
Embraer Netherlands Finance BV
6.95%, 01/17/28	680,000	682,513
7.00%, 07/28/30 (A)	750,000	743,922
Gol Finance
8.00%, 06/30/26 (A)	600,000	314,992
Gol Finance MTN
8.00%, 06/30/26	339,000	177,971
NBM US Holdings
7.00%, 05/14/26	1,316,000	1,305,100
Unigel Luxembourg
8.75%, 10/01/26 (A)	800,000	273,009
Usiminas International Sarl
5.88%, 07/18/26	1,050,000	1,008,688
XP
3.25%, 07/01/26 (A)	1,700,000	1,542,419

		10,362,034

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Burkina Faso — 0.3%
Endeavour Mining
5.00%, 10/14/26 (A)	$1,117,000	$992,734

		992,734

Canada — 0.4%
Vermilion Energy
6.88%, 05/01/30 (A)	1,190,000	1,125,604

Chile — 2.1%
AES Andes
7.13%, USSW5 + 4.644%, 03/26/79 (B)	634,000	598,125
Banco Santander Chile
2.70%, 01/10/25	680,000	651,987
Cencosud
5.15%, 02/12/25	1,818,000	1,785,042
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	560,000	535,352
Empresa Nacional del Petroleo
3.75%, 08/05/26	940,000	872,689
Kenbourne Invest
4.70%, 01/22/28 (A)	1,693,000	1,053,892
6.88%, 11/26/24	909,000	752,379

		6,249,466

China — 3.3%
Agile Group Holdings
5.75%, 01/02/25	1,026,000	135,945
8.38% (B)(C)	1,860,000	85,355
Chinalco Capital Holdings
4.10% (B)(C)	1,223,000	1,197,317
CNPC Global Capital
1.35%, 06/23/25	700,000	650,675
COSL Singapore Capital
1.88%, 06/24/25	700,000	656,267
Country Garden Holdings
3.13%, 10/22/25	625,000	39,019
5.13%, 01/17/25	634,000	41,210
5.13%, 01/14/27	1,989,000	125,247
5.63%, 12/15/26	309,000	17,381
ENN Clean Energy International Investment
3.38%, 05/12/26 (A)	1,650,000	1,514,941
Fortune Star BVI
5.00%, 05/18/26	400,000	278,280

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Geely Automobile Holdings
4.00% (B)(C)	$328,000	$313,407
Huarong Finance II MTN
5.50%, 01/16/25	2,173,000	2,042,620
Powerlong Real Estate Holdings
5.95%, 04/30/25	336,000	26,880
Prosus
3.26%, 01/19/27	1,321,000	1,170,338
RKPF Overseas
5.13%, 07/26/26	621,000	202,049
Sunac China Holdings
6.50%, 07/09/23	305,000	44,530
7.50%, 02/01/24	1,392,000	215,760
7.95%, 10/11/23 (D)	1,068,000	160,200
Weibo
3.50%, 07/05/24	400,000	390,876
West China Cement
4.95%, 07/08/26	316,000	221,358
Yili Holding Investment
1.63%, 11/19/25	350,000	320,281

		9,849,936

Colombia — 1.8%
Banco de Bogota
6.25%, 05/12/26	417,000	397,662
Canacol Energy
5.75%, 11/24/28 (A)	1,250,000	991,337
Ecopetrol
4.63%, 11/02/31	680,000	519,148
8.63%, 01/19/29	1,025,000	1,029,577
EnfraGen Energia Sur
5.38%, 12/30/30	3,142,000	2,197,844
SURA Asset Management
4.88%, 04/17/24	358,000	353,277

		5,488,845

Ghana — 0.7%
Kosmos Energy
7.50%, 03/01/28 (A)	1,300,000	1,166,945
7.75%, 05/01/27	316,000	291,230
Tullow Oil
10.25%, 05/15/26 (A)	568,000	493,592

		1,951,767

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India — 5.1%
Adani Electricity Mumbai
3.95%, 02/12/30	$1,710,000	$1,254,434
Adani Green Energy
4.38%, 09/08/24 (A)	300,000	279,846
Adani Ports & Special Economic Zone
3.38%, 07/24/24	164,000	158,918
4.20%, 08/04/27	1,420,000	1,203,323
Adani Transmission Step-One
4.00%, 08/03/26	983,000	857,824
4.25%, 05/21/36	557,460	417,081
Bharti Airtel
4.38%, 06/10/25	747,000	728,089
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	687,879
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	433,125
5.95%, 07/29/26	338,000	314,762
Greenko Wind Projects Mauritius
5.50%, 04/06/25 (A)	1,000,000	957,971
ICICI Bank MTN
4.00%, 03/18/26	765,000	734,877
JSW Steel
5.95%, 04/18/24	554,000	550,537
Network i2i
3.98%, H15T5Y + 3.390% (A)(B)(C)	1,100,000	997,897
NTPC MTN
4.25%, 02/26/26	764,000	737,357
Periama Holdings
5.95%, 04/19/26	1,515,000	1,436,220
REC
3.50%, 12/12/24	715,000	692,846
REC MTN
2.25%, 09/01/26	700,000	629,464
Reliance Industries
4.13%, 01/28/25	1,680,000	1,639,629
State Bank of India MTN
1.80%, 07/13/26	620,000	558,246

		15,270,325

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Indonesia — 2.2%
Bank Mandiri Persero MTN
3.75%, 04/11/24	$362,000	$357,244
4.75%, 05/13/25	300,000	294,387
Bank Negara Indonesia Persero
4.30%, H15T5Y + 3.466% (B)(C)	1,800,000	1,465,300
Bank Rakyat Indonesia Persero
3.95%, 03/28/24	644,000	636,916
Cikarang Listrindo
4.95%, 09/14/26	950,000	906,354
Pelabuhan Indonesia Persero
4.25%, 05/05/25	1,996,000	1,933,106
Pertamina Persero
1.40%, 02/09/26	1,285,000	1,157,456

		6,750,763

Israel — 4.1%
Energian Israel Finance
4.50%, 03/30/24 (A)	1,648,000	1,643,056
4.88%, 03/30/26 (A)	1,940,000	1,801,872
Israel Electric
5.00%, 11/12/24 (A)	3,973,000	3,919,484
Leviathan Bond
6.13%, 06/30/25 (A)	636,026	618,090
6.50%, 06/30/27 (A)	620,000	587,450
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,416,000	2,152,776
5.13%, 05/09/29	1,693,000	1,530,472

		12,253,200

Jordan — 0.4%
Hikma Finance USA
3.25%, 07/09/25	1,299,000	1,229,020

Kazakhstan — 1.4%
KazMunayGas National JSC
4.75%, 04/19/27	1,999,000	1,870,013
KazMunayGas National JSC MTN
5.38%, 04/24/30	667,000	605,524
Tengizchevroil Finance International
2.63%, 08/15/25 (A)	900,000	811,483
4.00%, 08/15/26	981,000	880,604

		4,167,624

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Kuwait — 1.3%
Kuwait Projects SPC MTN
4.50%, 02/23/27	$868,000	$739,779
MEGlobal Canada ULC MTN
5.00%, 05/18/25 (A)	1,800,000	1,755,000
NBK SPC
1.63%, SOFRRATE + 1.050%, 09/15/27 (A)(B)	1,750,000	1,551,445

		4,046,224

Macao — 1.5%
Sands China
4.30%, 01/08/26	2,010,000	1,878,091
MGM China Holdings
4.75%, 02/01/27 (A)	1,705,000	1,530,236
Wynn Macau
5.13%, 12/15/29	1,499,000	1,236,663

		4,644,990

Malaysia — 0.5%
Axiata SPV2 MTN
4.36%, 03/24/26	819,000	791,414
TNB Global Ventures Capital MTN
3.24%, 10/19/26	636,000	593,016

		1,384,430

Mexico — 5.0%
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	614,045
4.38%, 04/11/27	1,122,000	1,048,835
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25	1,112,000	1,092,172
Cemex
5.45%, 11/19/29	1,039,000	984,151
Orbia Advance
1.88%, 05/11/26	310,000	276,045
Petroleos Mexicanos
6.70%, 02/16/32	6,496,000	4,820,889
6.84%, 01/23/30	1,852,000	1,446,622
6.95%, 01/28/60	677,000	400,790
7.69%, 01/23/50	3,179,000	2,041,824
Sigma Alimentos
4.13%, 05/02/26	767,000	728,530

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico (continued)
Southern Copper
3.88%, 04/23/25	$816,000	$783,317
Total Play Telecomunicaciones
6.38%, 09/20/28	679,000	335,969
Trust Fibra Uno
5.25%, 01/30/26	600,000	576,588

		15,149,777

Nigeria — 0.1%
Access Bank MTN
6.13%, 09/21/26 (A)	300,000	252,270

Oman — 0.9%
OmGrid Funding
5.20%, 05/16/27	2,210,000	2,098,634
OQ SAOC MTN
5.13%, 05/06/28 (A)	400,000	381,623
Oztel Holdings SPC
6.63%, 04/24/28	288,000	293,524

		2,773,781

Panama — 0.0%
Banco General
4.13%, 08/07/27	110,000	101,420

Paraguay — 0.1%
Telefonica Celular del Paraguay
5.88%, 04/15/27	335,000	305,045

Peru — 1.1%
Banco de Credito del Peru S.A.
2.70%, 01/11/25	636,000	607,664
Banco de Credito del Peru S.A. MTN
3.25%, H15T5Y + 2.450%, 09/30/31 (B)	690,000	609,812
Cia de Minas Buenaventura SAA
5.50%, 07/23/26	317,000	277,836
Credicorp
2.75%, 06/17/25	1,631,000	1,527,378
Volcan Cia Minera SAA
4.38%, 02/11/26	530,000	303,571

		3,326,261

Philippines — 0.2%
BDO Unibank MTN
2.13%, 01/13/26	310,000	285,654

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Philippines (continued)
Petron
5.95% (B)(C)	$316,000	$289,325

		574,979

Qatar — 2.3%
ABQ Finance MTN
1.88%, 09/08/25	1,353,000	1,243,994
3.13%, 09/24/24	212,000	205,051
Doha Finance MTN
2.38%, 03/31/26	1,247,000	1,138,773
MAR Sukuk
2.21%, 09/02/25	310,000	290,625
3.03%, 11/13/24	289,000	279,102
QIB Sukuk
1.95%, 10/27/25	1,116,000	1,030,704
QNB Finance MTN
2.75%, 02/12/27	1,833,000	1,674,632
3.50%, 03/28/24	1,217,000	1,198,339

		7,061,220

Saudi Arabia — 2.9%
ANB Sukuk
3.33%, H15T5Y + 2.974%, 10/28/30 (B)	316,000	296,250
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	662,939
Global Sukuk
0.95%, 06/17/24 (A)	300,000	288,750
1.60%, 06/17/26 (A)	300,000	270,000
Riyad Sukuk
3.17%, H15T5Y + 1.791%, 02/25/30 (B)	644,000	614,215
Saudi Arabian Oil
1.63%, 11/24/25 (A)	1,700,000	1,551,264
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,344,686
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	1,915,000	1,769,460
SNB Funding
2.75%, 10/02/24	1,774,000	1,706,357
2.90%, 01/29/27	310,000	284,890

		8,788,811

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Africa — 2.4%
Anglo American Capital
3.63%, 09/11/24 (A)	$690,000	$672,804
4.75%, 04/10/27 (A)	1,363,000	1,306,446
Bidvest Group UK
3.63%, 09/23/26	316,000	279,843
Eskom Holdings SOC
4.31%, 07/23/27	690,000	603,750
7.13%, 02/11/25	338,000	329,438
Eskom Holdings SOC MTN
6.35%, 08/10/28	315,000	286,250
Mauritius Investments
6.50%, 10/13/26	954,000	932,438
Sasol Financing USA
5.88%, 03/27/24	1,273,000	1,260,459
6.50%, 09/27/28	628,000	560,928
Stillwater Mining
4.00%, 11/16/26 (A)	1,317,000	1,139,953

		7,372,309

South Korea — 5.1%
Hana Bank
3.25%, 03/30/27	300,000	278,236
Hyundai Capital Services MTN
1.25%, 02/08/26	810,000	726,702
Kookmin Bank
1.75%, 05/04/25 (A)	1,500,000	1,409,562
Korea East-West Power
1.75%, 05/06/25 (A)	1,100,000	1,031,982
NAVER
1.50%, 03/29/26	310,000	279,655
NongHyup Bank MTN
1.25%, 07/20/25	620,000	572,159
POSCO
2.75%, 07/15/24	361,000	351,325
4.38%, 08/04/25	1,060,000	1,031,684
5.63%, 01/17/26 (A)	650,000	647,347
Shinhan Bank MTN
3.88%, 03/24/26	1,543,000	1,455,461
Shinhan Financial Group
2.88%, H15T5Y + 2.064% (B)(C)	1,800,000	1,591,200
SK Battery America
2.13%, 01/26/26	1,295,000	1,157,722

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Korea (continued)
SK Hynix
1.50%, 01/19/26 (A)	$1,000,000	$898,610
6.25%, 01/17/26 (A)	1,650,000	1,648,746
6.38%, 01/17/28 (A)	1,300,000	1,297,900
Woori Bank MTN
4.25%, H15T5Y + 2.664% (B)(C)	723,000	697,695
4.75%, 04/30/24	474,000	469,284

		15,545,270

Supranational — 1.1%
Africa Finance MTN
4.38%, 04/17/26	687,000	632,851
African Export-Import Bank
2.63%, 05/17/26 (A)	986,000	877,540
Central American Bank for Economic Integration
2.00%, 05/06/25 (A)	1,800,000	1,693,638

		3,204,029

Taiwan — 0.5%
TSMC Arizona
3.88%, 04/22/27	1,000,000	952,308
TSMC Global
1.25%, 04/23/26	648,000	583,341

		1,535,649

Tanzania — 0.2%
HTA Group
7.00%, 12/18/25 (A)	500,000	480,680

Thailand — 0.8%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	108,986
5.00%, H15T5Y + 4.729% (A)(B)(C)	1,700,000	1,594,151
Kasikornbank MTN
3.34%, H15T5Y + 1.700%, 10/02/31 (B)	942,000	840,716

		2,543,853

Ukraine — 0.1%
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/26	652,000	312,960

United Arab Emirates — 4.3%
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	711,365

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates (continued)
BOS Funding MTN
4.00%, 09/18/24	$310,000	$300,700
Commercial Bank of Dubai PSC
6.00%, CMTUSD6Y + 5.597% (B)(C)	460,000	452,088
DAE Funding MTN
2.63%, 03/20/25	310,000	290,854
DAE Sukuk Difc MTN
3.75%, 02/15/26	1,765,000	1,650,275
DIB Sukuk
2.95%, 02/20/25	936,000	896,778
DIB Sukuk MTN
2.95%, 01/16/26	2,218,000	2,086,118
DIFC Sukuk
4.33%, 11/12/24	545,000	532,290
DP World Crescent MTN
4.85%, 09/26/28	677,000	649,969
EI Sukuk
1.83%, 09/23/25	310,000	286,390
Emaar Sukuk MTN
3.64%, 09/15/26	637,000	597,873
Emirates Development Bank PJSC MTN
1.64%, 06/15/26	310,000	278,256
Fab Sukuk
2.50%, 01/21/25	400,000	382,310
First Abu Dhabi Bank PJSC
4.50%, H15T5Y + 4.138% (B)(C)	682,000	642,185
MDGH GMTN RSC MTN
2.50%, 05/21/26	3,070,000	2,844,877
National Central Cooling PJSC
2.50%, 10/21/27	626,000	547,780

		13,150,108

United Kingdom — 0.8%
Barclays
4.38%, 01/12/26	690,000	661,337
HSBC Holdings
7.34%, SOFRRATE + 3.030%, 11/03/26 (B)	1,752,000	1,789,127

		2,450,464

United States — 2.0%
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,616,261

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United States (continued)
Vital Energy
7.75%, 07/31/29 (A)	$2,035,000	$1,893,067
Wells Fargo MTN
4.54%, SOFRRATE + 1.560%, 08/15/26 (B)	2,588,000	2,513,817

		6,023,145

Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26 (A)	600,000	521,280

Zambia — 0.1%
First Quantum Minerals
6.88%, 03/01/26	363,000	352,334

Total Global Bonds (Cost $199,892,538)		179,788,485

SOVEREIGN DEBT — 23.3%

Angola — 0.4%
Angolan Government International Bond
8.25%, 05/09/28	$676,000	584,440
8.75%, 04/14/32	673,000	539,990

		1,124,430

Argentina — 0.6%
Argentine Republic Government International Bond
3.50%, 07/09/29	4,070,000	1,040,304
3.63%, 07/09/24	1,683,000	414,564
Provincia de Buenos Aires MTN
6.38%, 09/01/24	1,312,699	427,146

		1,882,014

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	358,727

Brazil — 0.3%
Brazilian Government International Bond
4.63%, 01/13/28	1,016,000	975,636

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Colombia — 0.5%
Colombia Government International Bond
3.13%, 04/15/31	$684,000	$508,153
3.88%, 04/25/27	966,000	879,073

		1,387,226

Dominican Republic — 1.3%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,167,884
6.88%, 01/29/26	879,000	875,946
Dominican Republic International Bond
4.88%, 09/23/32	673,000	546,297
5.95%, 01/25/27	1,380,000	1,332,452

		3,922,579

Ecuador — 0.5%
Ecuador Government International Bond
6.00%, 07/31/24	2,744,507	1,395,309

Egypt — 0.9%
Egypt Government International Bond
5.80%, 09/30/27	3,406,000	2,234,431
8.88%, 05/29/50	1,022,000	551,880

		2,786,311

El Salvador — 0.1%
El Salvador Government International Bond
6.38%, 01/18/27	332,000	269,802

Ghana — 0.4%
Ghana Government International Bond
8.13%, 03/26/32	2,866,000	1,255,279

Guatemala — 0.4%
Guatemala Government Bond
4.50%, 05/03/26	1,380,000	1,308,502

Hungary — 0.9%
Hungary Government International Bond
6.13%, 05/22/28(A)	2,010,000	2,002,583
Magyar Export-Import Bank Zrt
6.13%, 12/04/27(A)	700,000	688,100

		2,690,683

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
India — 0.5%
Export-Import Bank of India
3.38%, 08/05/26	$1,011,000	$948,892
3.88%, 02/01/28	677,000	626,279

		1,575,171

Indonesia — 1.8%
Indonesia Government International Bond
4.35%, 01/08/27	2,116,000	2,046,478
4.55%, 01/11/28	659,000	637,988
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	647,000	619,478
4.33%, 05/28/25	250,000	245,298
4.40%, 06/06/27(A)	2,000,000	1,927,476

		5,476,718

Israel — 0.2%
Israel Government International Bond
2.88%, 03/16/26	575,000	539,274

Ivory Coast — 0.2%
Ivory Coast Government International Bond
6.38%, 03/03/28	671,000	625,708

Jordan — 0.6%
Jordan Government International Bond
4.95%, 07/07/25(A)	1,500,000	1,449,150
7.50%, 01/13/29(A)	350,000	341,380

		1,790,530

Lebanon — 0.1%
Lebanon Government International Bond MTN
6.10%, 10/04/22(D)	1,260,000	99,767
6.15%, 06/19/20(D)	2,770,000	220,459
6.85%, 05/25/29(D)	1,594,000	126,493

		446,719

Mongolia — 0.3%
Mongolia Government International Bond
3.50%, 07/07/27(A)	1,000,000	838,139

Morocco — 0.2%
Morocco Government International Bond
5.95%, 03/08/28	671,000	660,935

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Nigeria — 0.4%
Nigeria Government International Bond MTN
6.50%, 11/28/27	$677,000	$563,521
8.38%, 03/24/29	842,000	719,910

		1,283,431

Oman — 0.7%
Oman Government International Bond
5.38%, 03/08/27	1,685,000	1,640,010
Oman Sovereign Sukuk
4.40%, 06/01/24	356,000	351,034

		1,991,044

Pakistan — 0.6%
Pakistan Government International Bond
8.25%, 04/15/24	1,015,000	827,225
Pakistan Government International Bond MTN
6.00%, 04/08/26	2,022,000	1,040,825

		1,868,050

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	670,735

Romania — 1.0%
Romanian Government International Bond
3.00%, 02/27/27	1,318,000	1,196,657
6.63%, 02/17/28	1,000,000	1,011,640
7.13%, 01/17/33	674,000	689,118

		2,897,415

Saudi Arabia — 2.0%
Saudi Government International Bond MTN
3.25%, 10/26/26	2,246,000	2,105,625
4.75%, 01/18/28(A)	4,017,000	3,921,203

		6,026,828

Serbia — 0.1%
Serbia International Bond
6.25%, 05/26/28(A)	350,000	343,000

South Africa — 0.6%
Republic of South Africa Government International Bond
4.88%, 04/14/26	1,184,000	1,127,405
5.88%, 09/16/25	750,000	738,750

		1,866,155

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
South Korea — 1.6%
Export-Import Bank of Korea
4.88%, 01/11/26	$659,000	$650,166
Korea Electric Power
3.63%, 06/14/25(A)	1,000,000	966,578
Korea Gas
3.88%, 07/13/27(A)	1,500,000	1,420,988
Korea Hydro & Nuclear Power MTN
1.25%, 04/27/26	997,000	891,477
Korea Mine Rehabilitation & Mineral Resources MTN
1.75%, 04/15/26	1,000,000	898,708

		4,827,917

Sri Lanka — 0.1%
Sri Lanka Government International Bond
7.55%, 03/28/30	743,000	342,351

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	294,602

Tunisia — 0.1%
Tunisian Republic
5.75%, 01/30/25	681,000	463,841

Turkey — 3.9%
Turkey Government International Bond
9.13%, 07/13/30	2,769,000	2,779,384
9.88%, 01/15/28	7,993,000	8,411,593
Turkiye Ihracat Kredi Bankasi
5.75%, 07/06/26	619,000	577,653

		11,768,630

Ukraine — 0.6%
Ukraine Government International Bond
7.38%, 09/25/34	3,540,000	930,170
7.75%, 09/01/26(D)	1,294,000	382,951
7.75%, 09/01/28	1,469,000	421,197

		1,734,318

United Arab Emirates — 0.7%
Finance Department Government of Sharjah MTN
3.63%, 03/10/33	671,000	527,761

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
United Arab Emirates (continued)
Sharjah Sukuk Program MTN
3.85%, 04/03/26	$1,621,000	$1,545,306

		2,073,067

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond MTN
4.75%, 02/20/24	538,000	531,232

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24	811,000	443,374

Total Sovereign Debt (Cost $73,533,146)		70,735,682

U.S. TREASURY OBLIGATIONS — 12.6%

U.S. Treasury Bills
5.31%, 11/2/2023 (E)	5,000,000	4,977,209
5.35%, 12/7/2023 (E)	11,000,000	10,892,865
U.S. Treasury Notes
3.00%, 7/15/2025	6,499,300	6,263,446
3.63%, 5/31/2028	5,130,000	4,917,987
4.00%, 6/30/2028	3,000,000	2,920,547
4.63%, 3/15/2026	8,400,000	8,341,922

Total U.S. Treasury Obligations (Cost $38,947,567)		38,313,976

COMMON STOCK — 0.9%
	Shares
Canada — 0.2%
Vermilion Energy	33,666	492,197

Macao — 0.1%
Sands China *	120,800	370,223

United States — 0.6%
Kraft Heinz	17,476	587,893
Las Vegas Sands	13,736	629,658
Verizon Communications	9,280	300,765
Vital Energy *	4,517	250,332

		1,768,648

Total Common Stock (Cost $2,795,876)		2,631,068

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

PURCHASED OPTIONS — 0.1%*
	Contracts	Value
Total Purchased Options
(Cost $217,676)	8	227,360

Total Investments - 96.3% (Cost $315,386,803)		$291,696,571

Other Assets & Liabilities, Net - 7.1%		11,170,432

Net Assets - 100.0%		$302,867,003

The open option contracts held by the Fund at September 30, 2023, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.1%
Put Options
Nasdaq-100	8	$11,600,000	$14,500.00	11/18/2023	$227,360

Total Purchased Option		11,600,000			$227,360

The open futures contracts held by the Fund at September 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging Markets	29	Dec-2023	$1,443,413	$1,385,475	$(57,938)
NASDAQ 100 Index E-MINI	3	Dec-2023	894,735	891,990	(2,745)
U.S. 2-Year Treasury Note	267	Dec-2023	54,227,416	54,123,820	(103,596)

			56,565,564	56,401,285	(164,279)

Short Contracts
Ultra 10-Year U.S. Treasury Note	(92)	Dec-2023	$(10,538,106)	$(10,263,750)	$274,356

			$46,027,458	$46,137,535	$110,077

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

The open forward foreign currency contracts held by the Fund at September 30, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	10/03/23	USD	967,375	BRL	4,836,382	$(5,208)
Goldman Sachs	10/03/23	BRL	4,727,107	USD	967,375	26,947
Goldman Sachs	10/10/23	USD	966,314	TRY	26,506,000	(7,543)
Goldman Sachs	10/10/23	USD	967,380	INR	80,568,243	2,253
Goldman Sachs	10/10/23	TRY	26,506,000	USD	960,014	1,243
Goldman Sachs	10/10/23	INR	80,467,636	USD	967,380	(1,042)
J.P. Morgan Chase	10/05/23	USD	953,118	KRW	1,287,947,990	1,298
J.P. Morgan Chase	10/05/23	USD	967,400	KRW	1,271,937,520	(24,848)
J.P. Morgan Chase	10/05/23	KRW	1,287,947,990	USD	967,400	12,984
J.P. Morgan Chase	10/05/23	KRW	1,271,937,520	USD	941,270	(1,282)

						$4,802

The open centrally cleared swap agreements held by the Fund at September 30, 2023, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
MARKIT CDX.NA.HY.40	Buy	5.00%	Quarterly	06/20/2028	6,769,000	$(115,255)	$(191,827)	$76,572
Mexican States Single Name - Senior	Buy	1.00%	Quarterly	06/20/2028	3,419,000	20,641	$(2,129)	22,770

						$(94,614)	$(193,956)	$99,342

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
SOFRRATE	3.90709	Annually	09/08/2043	USD	4,964,000	$(215,408)	$–	$(215,408)
3.67962	SOFRRATE	Annually	09/08/2053	USD	3,842,000	222,298	–	222,298

						$6,890	$–	$6,890

*	Non-Income producing security.
(A)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. On September 30, 2023, the value of these securities amounted to $58,754,068 or 19.4% of Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2023
(Unaudited)

(C)	Perpetual security with no stated maturity date.
(D)	Security is in default on interest payment.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

CMT — Constant Maturity

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

PJSC — Public Joint Stock Company

SOFR — Secured Overnight Financing Rate

Amounts designated as “— “ are $0.

API-QH-002-0900

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 53.1%
	Shares	Value
China — 1.7%
Alibaba Group Holding *	40,300	$440,519
DiDi Global ADR *	101,878	329,066
New Oriental Education & Technology Group ADR *	16,992	994,881
PDD Holdings ADR *	4,042	396,399

		2,160,865

France — 3.1%
Adevinta *	102,201	1,011,820
Airbus	21,083	2,830,385

		3,842,205

Germany — 1.7%
Deutsche Telekom	97,183	2,041,372

Japan — 4.0%
Asahi Group Holdings	29,300	1,096,005
Sony Group ADR	46,396	3,823,494

		4,919,499

South Korea — 0.3%
Delivery Hero *	11,839	340,081

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing ADR	10,772	936,087

United States — 41.5%
Activision Blizzard	17,155	1,606,222
Amazon.com *	30,197	3,838,643
Aon, Cl A	8,117	2,631,694
APA	14,106	579,756
CRH	31,019	1,697,670
Five9 *	17,263	1,110,011
Freeport-McMoRan	15,528	579,039
GXO Logistics *	21,796	1,278,336
Intercontinental Exchange	19,619	2,158,483
Linde	4,371	1,627,542
Marathon Oil	74,490	1,992,608
Mastercard, Cl A	6,444	2,551,244
Meta Platforms, Cl A *	4,356	1,307,715
Microsoft	12,434	3,926,035
Noble	41,102	2,081,816
NVIDIA	2,398	1,043,106
Perimeter Solutions	273,347	1,240,995
PureCycle Technologies *	33,362	187,161

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
United States (continued)
S&P Global	4,786	$1,748,852
Salesforce *	6,609	1,340,173
ServiceNow *	1,557	870,301
Splunk *	8,370	1,224,112
Talen Energy *	11,554	611,207
Tradeweb Markets, Cl A	51,905	4,162,781
Uber Technologies *	45,944	2,112,965
Vistra	18,845	625,277
VMware, Cl A *	10,020	1,668,130
Wayfair, Cl A *	8,534	516,904
WillScot Mobile Mini Holdings, Cl A *	47,465	1,974,069
XPO *	39,173	2,924,656

		51,217,503

Total Common Stock (Cost $58,567,167)		65,457,612

U.S. TREASURY OBLIGATIONS — 40.6%
	Face Amount
U.S. Treasury Bills
5.32%, 11/2/2023 (A)	$27,500,000	27,374,651
5.35%, 12/7/2023 (A)	23,000,000	22,775,990

Total U.S. Treasury Obligations
(Cost $50,144,547)		50,150,641

WARRANTS — 0.1%
	Number of Warrants
United States — 0.1%
Perimeter Holdings, Expires 11/08/2024*	76,161	1,285
PureCycle Technologies, Expires 03/20/2026*	89,132	147,959

		149,244

Total Warrants
(Cost $882,375)		149,244

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

PURCHASED OPTIONS — 0.0%*
	Contracts	Value
Total Purchased Options
(Cost $47,960)	62	42,160

Total Investments - 93.8%
(Cost $109,642,049)		$115,799,657

WRITTEN OPTIONS — 0.0%*

Total Written Options
(Proceeds $8,039)	(62)	$(5,530)

Other Assets & Liabilities, Net - 6.2%		7,630,577

Net Assets - 100.0%		$123,424,704

A list of the open exchange traded options contracts for the Fund at September 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%

Put Options
S&P 500 Index	21	$8,988,000	$4,280.00	10/2/2023	$25,200
S&P 500 Index	20	8,520,000	4,260.00	10/2/2023	12,760
S&P 500 Index	21	8,988,000	4,280.00	10/4/2023	4,200

Total Purchased Options		$26,496,000			$42,160

WRITTEN OPTIONS — 0.0%

Put Options
S&P 500 Index	(21)	$(8,715,000)	4,150.00	10/02/23	$(630)
S&P 500 Index	(20)	(8,260,000)	4,130.00	10/02/23	(700)
S&P 500 Index	(21)	(8,715,000)	4,150.00	10/04/23	(4,200)

Total Written Options		$(25,690,000)			$(5,530)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

The open futures contracts held by the Fund at September 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50	105	Dec-2023	$4,824,218	$4,666,913	$(126,148)
FTSE 100 Index	13	Dec-2023	1,248,204	1,216,728	(10,774)
FTSE China A50	138	Oct-2023	1,737,717	1,738,524	807
Hang Seng Index	10	Oct-2023	1,135,380	1,142,199	8,135
NASDAQ 100 Index E-MINI	2	Dec-2023	622,110	594,660	(27,450)
Nikkei 225 Index	13	Dec-2023	2,885,453	2,771,547	(57,885)
S&P 500 Index E-MINI	15	Dec-2023	3,323,793	3,244,125	(79,668)

			$15,776,875	$15,374,696	$(292,983)

The open forward foreign currency contracts held by the Fund at September 30, 2023, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	12/20/23	BRL	6,321,137	USD	1,280,967	$35,761
JPMorgan Chase Bank	12/20/23	NOK	2,000,000	USD	186,211	(1,180)
JPMorgan Chase Bank	12/20/23	EUR	5,300,000	USD	5,673,416	48,732
JPMorgan Chase Bank	12/20/23	JPY	625,400,000	USD	4,297,730	56,731
Morgan Stanley	12/20/23	NOK	7,100,000	USD	657,175	(8,066)
Morgan Stanley	12/20/23	HKD	11,000,000	USD	1,408,379	1,318

						$133,296

The open OTC swap agreements held by the Fund at September 30, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	INFORMA PLC	GBP-SONIA	BMJ6DW5	Annually	04/19/25	GBP	$2,650,767	$160,433	$–	$160,433
Bank of America	LONDON STOCK EXCHANGE	GBP-SONIA	B0SWJX3	Annually	05/18/25	GBP	4,070,947	39,110	–	39,110
Bank of America	MITSUI OSK LINES LT	6597584	JPONMU=RR	Annually	01/30/25	JPY	60,809,553	(99,352)	–	(99,352)
Bank of America	NIPPON YUSEN KK	6643960	JPONMU=RR	Annually	01/30/25	JPY	50,451,076	(83,899)	–	(83,899)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	RIO TINTO LTD	BBSW	6220103	Annually	07/27/25	AUD	$1,911,043	$(77,166)	$–	$(77,166)
Bank of America	SNOW PEAK INC	BSLVC23	JPONMU=RR	Annually	04/15/24	JPY	83,908,234	311,280	–	311,280
Bank of America	WEIS MARKETS INC	948849104	USD-SOFR	Annually	05/11/25	USD	174,956	19,913	–	19,913
Barclays	CAL-MAINE FOODS INC	128030202	USD-SOFR	Annually	03/30/25	USD	869,048	103,721	–	103,721
Goldman Sachs	BURFORD CAPITAL LTD	GBP-SONIA	BMGYLN9	Annually	04/04/25	GBP	1,192,835	161,228	–	161,228
Goldman Sachs	Flutter Entertainment	GBP-SONIA	BWXC0Z1	Annually	06/02/25	GBP	185,559	8,855	–	8,855
Goldman Sachs	RUMO SA	FEDEF-1D	BYXZ2W5	Annually	09/15/25	USD	1,281,619	(94,438)	–	(94,438)
Goldman Sachs	T-MOBILE US INC	872590104	USD-SOFR	Annually	09/05/24	USD	1,663,001	11,391	–	11,391
Goldman Sachs	ZALANDO SE	BQV0SV7	EUR-EuroSTR	Annually	11/19/24	EUR	206,452	74,136	–	74,136
JPMorgan Chase	GLENCORE PLC	SONIA-1D	B4T3BW6	Annually	05/16/24	GBP	1,148,091	(95,124)	–	(95,124)
Morgan Stanley	BROADCOM INC	11135F101	FEDEF-1D	Annually	08/14/25	USD	863,294	1,152	–	1,152
Morgan Stanley	COMPASS GROUP PLC	SONIA-1D	BD6K457	Annually	01/22/24	GBP	1,121,195	83,266	–	83,266
Morgan Stanley	Energy Transfer LP	FEDEF-1D	29273V100	Annually	02/07/24	USD	2,557,448	336,997	–	336,997
Morgan Stanley	MSAIFINL ^^	FEDEF-1D	MSAIFINL	Quarterly	08/29/25	USD	2,249,221	(86,626)	–	(86,626)
Morgan Stanley	MSCI ACWI	FEDEF-1D	M1CXADB	Annually	10/04/25	USD	10,274,804	(111,363)	–	(111,363)
Morgan Stanley	STXE 600 Banks	EURIB-1M	SX7P Index	Annually	09/27/24	EUR	345,699	62,281	–	62,281
Morgan Stanley	Topix Banks Index ###	MUTSC-1D	TPNBNK	Annually	12/25/24	JPY	190,691,965	453,546	–	453,546
Morgan Stanley	Toridoll Holdings Company	B0WHPP8	MUTSC-1D	Annually	03/12/24	JPY	62,511,001	(286,938)	–	(286,938)

								$892,403	$–	$892,403

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2023:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
MSAIFNL
12,513	Blackstone Inc	$130,230	$(5,016)	5.79%
2,707	Ameriprise Financial Inc	86,820	(3,344)	3.86%
4,681	Marsh & McLennan Cos Inc	86,595	(3,335)	3.85%
6,348	Progressive Corp/The	85,920	(3,309)	3.82%
2,198	Mastercard Inc	84,571	(3,257)	3.76%
2,677	Aon PLC	84,346	(3,248)	3.75%
2,358	Moody’s Corp	72,425	(2,789)	3.22%
3,065	Visa Inc	68,601	(2,642)	3.05%
8,418	Aflac Inc	62,753	(2,417)	2.79%
13,068	Nasdaq Inc	61,629	(2,374)	2.74%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

Shares	Description	Notional Amount	Value	Percentage of Basket
2,807	Chubb Ltd	$56,680	$(2,183)	2.52%
5,304	Intercontinental Exchange Inc	56,680	(2,183)	2.52%
3,877	American Express Co	56,231	(2,166)	2.50%
1,607	Goldman Sachs Group Inc/The	50,607	(1,949)	2.25%
3,522	JPMorgan Chase & Co	49,708	(1,914)	2.21%
7,992	MetLife Inc	48,808	(1,880)	2.17%
7,066	Hartford Financial Services Group Inc/The	48,583	(1,871)	2.16%
2,450	CME Group Inc	47,683	(1,836)	2.12%
736	BlackRock Inc	46,334	(1,784)	2.06%
2,894	Travelers Cos Inc/The	45,884	(1,767)	2.04%
5,416	Discover Financial Services	45,659	(1,759)	2.03%
6,381	Principal Financial Group Inc	44,759	(1,724)	1.99%
3,928	Allstate Corp/The	42,510	(1,637)	1.89%
6,859	American International Group Inc	40,486	(1,559)	1.80%
4,213	Capital One Financial Corp	39,811	(1,533)	1.77%
14,470	Ally Financial Inc	37,562	(1,447)	1.67%
6,891	Charles Schwab Corp/The	36,662	(1,412)	1.63%
7,453	Brighthouse Financial Inc	35,538	(1,369)	1.58%
3,391	T Rowe Price Group Inc	34,638	(1,334)	1.54%
11,592	Synchrony Financial	34,413	(1,325)	1.53%
12,789	Bank of America Corp	33,963	(1,308)	1.51%
20,347	Regions Financial Corp	33,963	(1,308)	1.51%
3,588	Prudential Financial Inc	33,064	(1,273)	1.47%
2,609	PNC Financial Services Group Inc/The	31,039	(1,195)	1.38%
7,340	Wells Fargo & Co	29,240	(1,126)	1.30%
6,987	Bank of New York Mellon Corp/The	29,015	(1,117)	1.29%
11,350	Fifth Third Bancorp	27,890	(1,074)	1.24%
11,244	Franklin Resources Inc	26,766	(1,031)	1.19%
25,489	Huntington Bancshares Inc/OH	25,866	(996)	1.15%
19,952	Western Union Co/The	25,641	(988)	1.14%
3,847	State Street Corp	24,966	(962)	1.11%
3,590	Northern Trust Corp	24,292	(936)	1.08%
7,510	US Bancorp	24,067	(927)	1.07%
9,115	Citizens Financial Group Inc	23,842	(918)	1.06%
6,953	Zions Bancorp NA	23,617	(910)	1.05%
5,579	Citigroup Inc	22,267	(858)	0.99%
7,228	Truist Financial Corp	20,018	(771)	0.89%
18,837	KeyCorp	19,793	(762)	0.88%
13,068	Invesco Ltd	18,444	(710)	0.82%
4,013	Comerica Inc	16,194	(624)	0.72%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2023:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
TPNBNK
8,247	Mitsubishi UFJ Financial Group Inc	$63,500,424	$151,031	33.30%
936	Sumitomo Mitsui Financial Group Inc	41,723,402	99,236	21.88%
1,904	Mizuho Financial Group Inc	29,366,563	69,846	15.40%
1,654	Resona Holdings Inc	8,314,170	19,775	4.36%
237	Sumitomo Mitsui Trust Holdings Inc	8,085,339	19,230	4.24%
707	Concordia Financial Group Ltd	2,917,587	6,939	1.53%
362	Japan Post Bank Co Ltd	2,860,379	6,803	1.50%
367	Chiba Bank Ltd/The	2,421,788	5,760	1.27%
105	Fukuoka Financial Group Inc	2,288,304	5,443	1.20%
293	Shizuoka Financial Group Inc	2,173,888	5,170	1.14%
42	Bank of Kyoto Ltd/The	2,154,819	5,125	1.13%
653	Mebuki Financial Group Inc	1,639,951	3,900	0.86%
83	Aozora Bank Ltd	1,544,605	3,674	0.81%
278	Hachijuni Bank Ltd/The	1,392,051	3,311	0.73%
232	Kyushu Financial Group Inc	1,086,944	2,585	0.57%
256	Gunma Bank Ltd/The	1,086,944	2,585	0.57%
129	Yamaguchi Financial Group Inc	1,029,737	2,449	0.54%
157	Iyogin Holdings Inc	1,029,737	2,449	0.54%
172	Hirogin Holdings Inc	953,460	2,268	0.50%
472	Seven Bank Ltd	896,252	2,132	0.47%
82	Nishi-Nippon Financial Holdings Inc	839,045	1,996	0.44%
84	Hokuhoku Financial Group Inc	819,975	1,950	0.43%
42	77 Bank Ltd/The	819,975	1,950	0.43%
111	Chugin Financial Group Inc	743,699	1,769	0.39%
46	Rakuten Bank Ltd	648,353	1,542	0.34%
82	San-In Godo Bank Ltd/The	476,730	1,134	0.25%
21	Daishi Hokuetsu Financial Group Inc	476,730	1,134	0.25%
22	Shiga Bank Ltd/The	457,661	1,089	0.24%
17	Tokyo Kiraboshi Financial Group Inc	457,661	1,089	0.24%
116	Suruga Bank Ltd	438,592	1,043	0.23%
14	Hokkoku Financial Holdings Inc	438,592	1,043	0.23%
200	North Pacific Bank Ltd	438,592	1,043	0.23%
47	Kiyo Bank Ltd/The	419,522	998	0.22%
124	Hyakugo Bank Ltd/The	400,453	952	0.21%
17	Juroku Financial Group Inc	381,384	907	0.20%
169	Senshu Ikeda Holdings Inc	324,176	771	0.17%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

Shares	Description	Notional Amount	Value	Percentage of Basket
20	Nanto Bank Ltd/The	$324,176	$771	0.17%
25	Ogaki Kyoritsu Bank Ltd/The	324,176	771	0.17%
106	TOMONY Holdings Inc	305,107	726	0.16%
17	Musashino Bank Ltd/The	286,038	680	0.15%
18	Aichi Financial Group Inc	266,969	635	0.14%
9	Bank of Nagoya Ltd/The	266,969	635	0.14%
18	Awa Bank Ltd/The	247,900	590	0.13%
60	Keiyo Bank Ltd/The	247,900	590	0.13%
42	First Bank of Toyama Ltd/The	228,830	544	0.12%
30	Bank of the Ryukyus Ltd	209,761	499	0.11%
16	Procrea Holdings Inc	190,692	454	0.10%
12	Hyakujushi Bank Ltd/The	190,692	454	0.10%
104	Toho Bank Ltd/The	171,623	408	0.09%
12	Okinawa Financial Group Inc	171,623	408	0.09%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times Stock Exchange Group

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

TOPIX — Tokyo Stock Price Index

Amounts designated as “— “ are $0.

API-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.3%
	Shares	Value
Canada — 9.4%
Aritzia *	709,338	$12,340,627
Descartes Systems Group *	192,995	14,165,045

		26,505,672

United States — 82.9%
Communication Services — 8.5%
Integral Ad Science Holding *	793,467	9,434,323
New York Times, Cl A	354,701	14,613,681

		24,048,004

Consumer Discretionary — 22.7%
Boot Barn Holdings *	191,415	15,540,984
Brunswick	213,223	16,844,617
Lindblad Expeditions Holdings *	1,052,970	7,581,384
Skyline Champion *	170,617	10,871,715
Vail Resorts	57,987	12,866,735

		63,705,435

Financials — 3.5%
AvidXchange Holdings *	1,038,634	9,846,250

Health Care — 4.6%
Option Care Health *	403,605	13,056,622

Industrials — 32.0%
Atkore *	100,995	15,067,444
EnPro Industries	118,865	14,405,250
Federal Signal	277,659	16,584,572
Hillman Solutions *	1,173,868	9,684,411
Montrose Environmental Group *	363,551	10,637,502
SiteOne Landscape Supply *	60,131	9,828,412
Trex *	222,186	13,693,323

		89,900,914

Information Technology — 8.4%
CyberArk Software *	53,895	8,826,384
DoubleVerify Holdings, Cl Rights *	526,709	14,721,517

		23,547,901

Materials — 3.2%
Ingevity *	188,117	8,956,250

		233,061,376

Total Common Stock
(Cost $250,734,302)		259,567,048

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

U.S. TREASURY OBLIGATION — 5.3%
	Face Amount	Value
U.S. Treasury Bill
5.36%, 12/7/2023 (A)	$15,000,000	$14,853,906

Total U.S. Treasury Obligation
(Cost $14,852,095)		14,853,906

Total Investments - 97.6%
(Cost $265,586,397)		$274,420,954

Other Assets & Liabilities, Net - 2.4%		6,772,920

Net Assets - 100.0%		$281,193,874

The open futures contracts held by the Fund at September 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Russell 2000 Index E-MINI	46	Dec-2023	$4,279,626	$4,136,780	$(142,846)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	12/20/23	USD	1,857,146	CAD	2,500,000	$(14,179)
Morgan Stanley	12/20/23	CAD	37,911,000	USD	28,080,413	132,915

						$118,736

The open OTC swap agreements held by the Fund at September 30, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	MSAISCHB^	MSAISCHB	FEDEF-1D	Annually	09/26/25	USD	$8,445,865	$61,817	$–	$61,817
Morgan Stanley	RH	FEDEF-1D	RH	Annually	07/17/24	USD	12,663,312	(1,554,640)	–	(1,554,640)
Morgan Stanley	Sprouts Farmers Market	Sprouts Farmer Market	FEDEF-1D	Annually	05/08/24	USD	1,479,822	(407,230)	–	(407,230)

								$(1,900,053)	$–	$(1,900,053)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2023:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
MSAISCHB
48,664	MDC Holdings Inc	$1,706,065	$12,487	20.20%
73,306	Tri Pointe Homes Inc	1,704,376	12,475	20.18%
27,088	Toll Brothers Inc	1,703,531	12,468	20.17%
46,552	Taylor Morrison Home Corp	1,686,639	12,345	19.97%
19,449	LGI Homes Inc	1,645,255	12,042	19.48%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

Cl — Class

OTC — Over The Counter

Amounts designated as “— “ are $0.

API-QH-003-0800

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.5%
	Shares	Value
Belgium — 1.6%
Anheuser-Busch InBev	84,279	$4,678,850

China — 7.5%
Alibaba Group Holding ADR *	37,796	3,278,425
ANTA Sports Products	204,000	2,296,350
Budweiser Brewing APAC	1,382,500	2,729,356
Industrial & Commercial Bank of China, Cl H	12,595,000	6,063,524
JD.com ADR	18,148	528,651
Li Ning	273,000	1,148,692
Tencent Holdings	28,200	1,102,655
Tencent Holdings ADR	53,894	2,084,081
Yum China Holdings	40,694	2,267,470

		21,499,204

Denmark — 2.0%
Novo Nordisk ADR	62,152	5,652,103

France — 2.4%
Accor	9,457	319,350
Air Liquide	3,521	595,017
Bureau Veritas	42,067	1,045,615
L’Oreal	4,967	2,064,835
L’Oreal ADR	24,539	2,033,302
LVMH Moet Hennessy Louis Vuitton	334	252,976
Pernod Ricard	1,316	219,623
Vinci	2,567	285,020

		6,815,738

Germany — 15.6%
Brenntag	59,626	4,632,149
Deutsche Boerse	30,632	5,301,537
Fresenius & KGaA	208,684	6,499,794
HUGO BOSS	31,127	1,971,909
Infineon Technologies	15,721	521,152
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	24,193	9,440,859
Puma	87,482	5,438,433
SAP	49,279	6,398,950
SAP ADR	8,977	1,160,906
Siemens	23,970	3,437,934

		44,803,623

India — 3.4%
HDFC Bank ADR	32,097	1,894,044

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
India (continued)
ICICI Bank ADR	347,589	$8,036,258

		9,930,302

Italy — 0.8%
Moncler	42,154	2,454,768

Japan — 4.0%
Asahi Group Holdings	33,200	1,241,890
FANUC	91,500	2,383,629
Nintendo	49,000	2,042,759
Sony Group	2,100	172,002
Sony Group ADR	69,234	5,705,574

		11,545,854

Netherlands — 2.8%
ASM International	4,265	1,792,396
Euronext	23,125	1,613,628
Heineken	4,000	352,952
Universal Music Group	160,783	4,203,799

		7,962,775

Sweden — 0.6%
Hexagon, Cl B	215,963	1,845,822

Switzerland — 2.6%
Alcon	26,069	2,008,877
Cie Financiere Richemont, Cl A	6,912	845,735
DSM-Firmenich	7,008	593,700
SGS	48,395	4,072,085

		7,520,397

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing ADR	52,771	4,585,800

United Kingdom — 2.8%
AstraZeneca ADR	4,340	293,905
Coca-Cola Europacific Partners	117,064	7,314,159
InterContinental Hotels Group ADR	4,330	323,667

		7,931,731

United States — 7.8%
CRH	52,971	2,899,103
Holcim	24,613	1,580,545
Linde	12,733	4,741,133
Medtronic	71,895	5,633,692
Nestle	42,958	4,868,589
Nestle ADR	100	11,317

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

COMMON STOCK (continued)
	Shares	Value
United States (continued)
Stellantis	145,563	$2,802,455

		22,536,834

Total Common Stock
(Cost $160,311,750)		159,763,801

U.S. TREASURY OBLIGATIONS — 37.2%
	Face Amount
U.S. Treasury Bills
5.28%, 10/5/2023 (A)	$23,000,000	22,989,907
5.33%, 11/2/2023 (A)	62,000,000	61,717,395
5.36%, 12/7/2023 (A)	22,500,000	22,280,859

Total U.S. Treasury Obligations
(Cost $106,974,534)		106,988,161

EXCHANGE-TRADED FUNDS — 5.5%
	Shares
United States — 5.5%
iShares MSCI EAFE ETF	10,532	725,865
Vanguard FTSE Emerging Markets ETF	36,741	1,440,615
Vanguard Total International Stock ETF	253,515	13,568,123

Total Exchange-Traded Funds
(Cost $16,461,700)		15,734,603

Total Investments - 98.2%
(Cost $283,747,984)		$282,486,565

Other Assets & Liabilities, Net - 1.8%		5,283,069

Net Assets - 100.0%		$287,769,634

The open futures contracts held by the Fund at September 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Nikkei 225 Index	24	Dec-2023	$5,326,991	$5,116,703	$(106,865)
S&P 500 Index E-MINI	6	Dec-2023	1,355,357	1,297,650	(57,707)
S&P TSX 60 Index	18	Dec-2023	3,195,584	3,117,747	(93,193)
SPI 200 Index	20	Dec-2023	2,340,479	2,277,973	(52,956)
TOPIX Index	131	Dec-2023	20,984,474	20,367,940	(205,253)

			$33,202,885	$32,178,013	$(515,974)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	12/20/23	EUR	2,000,000	USD	2,150,799	$28,276
JPMorgan Chase Bank	12/20/23	USD	26,570,375	JPY	3,860,000,000	(394,715)
Morgan Stanley	12/20/23	USD	10,294,064	GBP	8,300,000	(161,461)
Morgan Stanley	12/20/23	USD	48,814,391	EUR	45,700,000	(314,756)

						$(842,656)

The open OTC swap agreements held by the Fund at September 30, 2023, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	AIR LIQUIDE SA	1D SONIA	AI FP EQUITY	Annually	05/07/24	EUR	$3,878,844	$412,331	$–	$412,331
Bank of America	Compagnie de Saint-Gobain	1D SONIA	SGO FP EQUIT	Annually	04/30/25	EUR	4,104,086	4,606	–	4,606
Bank of America	Vinci SA	SONIA-1D	DG FP EQUITY	Annually	06/11/25	EUR	6,698,088	1,264,974	–	1,264,974
BNP Paribas	HDFC	FEDEF-1D	BK1N461	Annually	06/08/25	INR	2,989,100	(118,177)	–	(118,177)
Goldman Sachs	Ashtead Group PLC	1D GBP-SONIA	AHT LN EQUIT	Annually	10/09/24	GBP	909,255	206,047	–	206,047
Goldman Sachs	ENX FP Equity	1D EUR-EuroSTR	ENX FP EQUIT	Annually	10/25/23	EUR	3,067,511	(663,276)	–	(663,276)
Goldman Sachs	GSAIRNEW Index^	GSAIRNEW INDEX	1D EUR-EuroSTR	Annually	03/06/24	EUR	589,761	(75,611)	–	(75,611)
Goldman Sachs	Informa PLC	1D GBP-SONIA	INF LN EQUIT	Annually	08/05/25	GBP	1,170,848	721,634	–	721,634
Goldman Sachs	Pernod Ricard SA	1D EUR-EuroSTR	RI FP EQUITY	Annually	10/07/24	EUR	3,596,753	(149,345)	–	(149,345)
JPMorgan Chase	Accor SA	EUR_ESTRON_ON_ACT/360_BBA	AC FP EQUITY	Annually	02/08/24	EUR	2,731,742	468,090	–	468,090
JPMorgan Chase	Bureau Veritas SA	EUR_ESTRON_ON_ACT/360_BBA	BVI FP EQUITY	Annually	12/30/24	EUR	4,079,103	(103,476)	–	(103,476)
JPMorgan Chase	Intercontinental HO	GBP_SONIA_ON_ACT/365F_BBA	IHG LN EQUIT	Annually	12/20/23	GBP	1,954,429	761,393	–	761,393
JPMorgan Chase	Schneider Electric	EUR_ESTRON_ON_ACT/360_BBA	SU FP EQUITY	Annually	03/08/24	EUR	4,171,294	357,138	–	357,138
Morgan Stanley	Astrazeneca PLC	SONIA-1D	AZN LN EQUITY	Annually	10/07/24	GBP	4,316,738	1,655,069	–	1,655,069
Morgan Stanley	LVMH Moet Hennessy	1D SONIA	MC FP EQUITY	Annually	09/11/24	EUR	2,134,140	269,656	–	269,656
Morgan Stanley	Taiwan	FEDEF-1D	2330 TT EQUI	Annually	12/19/24	TWD	746,482	(74,916)	–	(74,916)
Morgan Stanley	Veolia Environment	1D SONIA	VIE FP EQUIT	Annually	10/07/24	EUR	6,841,967	(201,602)	–	(201,602)

								$4,734,535	$–	$4,734,535

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

^ The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at September 30, 2023:

Equity Basket Swaps

Shares	Description	Notional Amount	Value	Percentage of Basket
GSAIRNEW
17,262,793	Enel SpA	$54,612	$(7,002)	9.26%
6,816,027	Engie SA	53,845	(6,903)	9.13%
8,471,436	E.ON SE	51,545	(6,608)	8.74%
8,879,257	Iberdrola SA	51,132	(6,555)	8.67%
2,527,173	RWE AG	48,301	(6,193)	8.19%
3,973,093	Vestas Wind Systems A/S	43,878	(5,625)	7.44%
415,424	Air Liquide SA	36,093	(4,627)	6.12%
3,428,030	SSE PLC	34,619	(4,438)	5.87%
4,113,672	Siemens Energy AG	27,660	(3,546)	4.69%
11,620,489	EDP - Energias de Portugal SA	24,888	(3,191)	4.22%
1,167,092	Prysmian SpA	24,180	(3,100)	4.10%
5,998,341	Terna - Rete Elettrica Nazionale	23,237	(2,979)	3.94%
787,969	Orsted AS	22,116	(2,835)	3.75%
227,131	Wacker Chemie AG	16,749	(2,147)	2.84%
1,224,405	EDP Renovaveis SA	10,321	(1,323)	1.75%
152,424	Acciona SA	10,026	(1,285)	1.70%
1,578,312	Nordex SE	9,967	(1,278)	1.69%
208,054	Verbund AG	8,728	(1,119)	1.48%
941,190	Solaria Energia y Medio Ambiente SA	7,490	(960)	1.27%
567,383	ERG SpA	7,018	(900)	1.19%
396,436	Neoen SA	5,957	(764)	1.01%
703,529	Encavis AG	5,072	(650)	0.86%
232,787	Alfen N.V.	5,072	(650)	0.86%
791,649	Scatec ASA	2,418	(310)	0.41%
1,031,584	Ceres Power Holdings PLC	2,005	(257)	0.34%
2,836,197	Aker Carbon Capture ASA	1,533	(197)	0.26%
485,444	PowerCell Sweden AB	1,297	(166)	0.22%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

                    Portfolio Abbreviations:

ADR — American Depositary Receipt

BBA — British Bankers Association

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SONIA — Sterling Overnight Interbank Average Rate

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

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